Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2022
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Details of Property, Plant and Equipment

	Lands and Buildings	Technical equipment	Fixtures, fittings and other equipment	Assets under construction	Total

	$ in thousands
Net book value as of January 1, 2021	16,765	4,436	3,171	47,301	71,673

Additions to tangible assets	2,778	2,127	1,046	5,376	11,327
Disposal of tangible assets	(40)	(72)	—	(59)	(171)
Reclassification	1,105	4,568	(860)	(4,859)	(47)
Depreciation expense	(1,056)	(1,399)	(329)	—	(2,784)
Translation adjustments	(333)	(83)	(31)	(73)	(520)

Net book value as of June 30, 2021	19,218	9,577	2,997	47,686	79,478

Gross value at end of period	25,844	24,821	4,603	47,686	102,954
Accumulated depreciation and impairment at end of period	(6,626)	(15,245)	(1,606)	(0)	(23,476)
Net book value as of January 1, 2022	14,733	58,072	3,056	2,985	78,846

Additions to tangible assets	57	266	369	1,431	2,123
Disposal of tangible assets	(1)	(151)	(191)	79	(263)
Reclassification	78	1,474	52	(1,696)	(91)
Depreciation expense	(1,310)	(3,838)	(174)	—	(5,322)
Translation adjustments	(842)	(304)	(77)	(117)	(1,340)

Net book value as of June 30, 2022	12,715	55,520	3,035	2,682	73,953

Gross value at end of period	21,080	75,981	5,089	2,682	104,832
Accumulated depreciation and impairment at end of period	(8,364)	(20,461)	(2,054)	(0)	(30,879)